Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable Details [Line Items]
Gross loans receivable	$ 77,632	$ 72,696
Allowance for loan losses	(16,982)	(14,076)
Loans receivable, net	60,650	58,620
Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	65,523	61,095
Allowance for loan losses	(9,481)	(7,088)
Loans receivable, net	56,042	54,007
Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	2,045	1,887
Allowance for loan losses	(1,634)	(1,336)
Loans receivable, net	411	551
Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	10,064	9,714
Allowance for loan losses	(5,867)	(5,652)
Loans receivable, net	$ 4,197	$ 4,062
Strong [Member]
Loans Receivable Details [Line Items]
Days past due	Not past due	Not past due
Gross loans receivable	$ 61,350	$ 58,171
Strong [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 61,350	$ 58,171
Lower risk [Member]
Loans Receivable Details [Line Items]
Days past due	1-30 days past due	1-30 days past due
Gross loans receivable	$ 4,173	$ 2,924
Lower risk [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 4,173	$ 2,924
Medium risk [Member]
Loans Receivable Details [Line Items]
Days past due	31-60 days past due	31-60 days past due
Gross loans receivable	$ 1,147	$ 1,024
Medium risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 1,147	$ 1,024
Higher risk [Member]
Loans Receivable Details [Line Items]
Days past due	61-90 days past due	61-90 days past due
Gross loans receivable	$ 898	$ 863
Higher risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 898	$ 863
Non-performing [Member]
Loans Receivable Details [Line Items]
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Gross loans receivable	$ 10,064	$ 9,714
Non-performing [Member] | Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 10,064	$ 9,714